USG1, Inc.
                        1126 Madison 9517
               Fredericktown, Missouri 63645

                   573-561-4283

December 20, 2011

Mark Webb, Legal Branch Chief
Securities and Exchange Commission
Washington, DC 20549

RE: Comment Letter of USG1, Inc Form 10 and Form 10/A Filing; File
No. 0-54533

Attached for filing with the Securities and Exchange Commission is the Amendment to the USG1, Inc. registration statement on Form 10.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated November 23, 2011 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

Financial information

1. The disclosure in "Plan of Operation" has been edited for the Staff's comment

2. The disclosure in "Search for Target Company" has been edited for the Staff's comment

3. The disclosure in "Search for Target Company" has been edited for the Staff's comment

4. The disclosure in "Conflicts of Interest" has been edited for the Staff's comment

Conflicts of Interest

5. The sentence in "Conflicts of Interest" has been edited as requested by the Staff

General

6. The interim financial statements have been updated to comply with Rule 8-08 of Regulation S-X.

Acknowledgement:

I acknowledge that I am responsible for the adequacy and accuracy of the disclosures in the filing.

I acknowledge that the comments from the Staff and changes in disclosures in response to the Comment Letter do not foreclose the Commission from taking any action with respect to the filings.

I acknowledge that USG1, Inc. many not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
USG1, Inc.



By: Kimberly Royer, President